EARNINGS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Numerator:
Net income / (loss) attributable to China Nepstar Chain Drugstore Ltd. ordinary shareholders	$ 6,148	¥ 39,826	¥ (13,771)	¥ 11,828
Denominator:
Basic and dilutive weighted average number of ordinary shares	197,446,940	197,446,940	197,446,940	197,446,940
Basic earnings / (loss) per ordinary share | (per share)	$ 0.03	¥ 0.20	¥ (0.07)	¥ 0.06
Diluted earnings / (loss) per ordinary share | (per share)	$ 0.03	¥ 0.20	¥ (0.07)	¥ 0.06